Intangible Assets - Summary of Changes in Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Beginning balance	€ 31,928
Ending balance	32,158	€ 31,928
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	74,260	69,883
Additions	8,097	5,489
Disposal	0	(1,744)
Reclassifications	0	0
Exchange differences	417	632
Ending balance	82,773	74,260
Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	42,332	35,982
Amortization	8,116	7,504
Disposal	0	(1,335)
Exchange differences	168	181
Ending balance	50,616	42,332
Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	7,329
Ending balance	4,634	7,329
Development Costs | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	16,081	17,113
Additions	0	112
Disposal	0	(1,153)
Reclassifications	0	0
Exchange differences	0	9
Ending balance	16,081	16,081
Development Costs | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	8,752	6,987
Amortization	2,694	2,896
Disposal	0	(1,134)
Exchange differences	1	3
Ending balance	11,447	8,752
Industrial Patents and Intellectual Property Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance	5,085
Additions	4,792
Ending balance	10,087	5,085
Industrial Patents and Intellectual Property Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	16,923	14,860
Additions	4,792	1,298
Disposal	0	(138)
Reclassifications	3,435	856
Exchange differences	105	47
Ending balance	25,255	16,923
Industrial Patents and Intellectual Property Rights | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	11,838	9,704
Amortization	3,271	2,243
Disposal	0	(139)
Exchange differences	59	30
Ending balance	15,168	11,838
Concessions, Licenses, Trademarks and Similar Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance	11,375
Ending balance	9,908	11,375
Concessions, Licenses, Trademarks and Similar Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	25,877	25,370
Additions	43	345
Disposal	0	0
Reclassifications	0	0
Exchange differences	(35)	162
Ending balance	25,885	25,877
Concessions, Licenses, Trademarks and Similar Rights | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	14,502	12,818
Amortization	1,483	1,656
Disposal	0	0
Exchange differences	(8)	28
Ending balance	15,977	14,502
Intangible Fixed Assets in Process and Advances
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,073
Ending balance	3,147	4,073
Intangible Fixed Assets in Process and Advances | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,073	1,588
Additions	2,667	3,688
Disposal	0	(362)
Reclassifications	(3,593)	(856)
Exchange differences	0	15
Ending balance	3,147	4,073
Intangible Fixed Assets in Process and Advances | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	0	0
Amortization	0	0
Disposal	0	0
Exchange differences	0	0
Ending balance	0	0
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,066
Ending balance	3,915	4,066
Other Intangible Assets | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	11,306	10,952
Additions	95	46
Disposal	0	(91)
Reclassifications	158	0
Exchange differences	347	399
Ending balance	11,906	11,306
Other Intangible Assets | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	7,240	6,473
Amortization	635	709
Disposal	0	(62)
Exchange differences	116	120
Ending balance	7,991	7,240
Costs To Obtain A Contract
Disclosure Of Intangible Assets [Line Items]
Beginning balance	0
Ending balance	467	0
Costs To Obtain A Contract | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	0	0
Additions	500	0
Disposal	0	0
Reclassifications	0	0
Exchange differences	0	0
Ending balance	500	0
Costs To Obtain A Contract | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	0	0
Amortization	33	0
Disposal	0	0
Exchange differences	0	0
Ending balance	€ 33	€ 0